Acquisitions, Investments and Disposals - Reconciliation of Loss on Sale (Details)	Mar. 09, 2026 USD ($)
Disposal Group, Including Discontinued Operations [Line Items]
Fair Value of Consideration Received	$ 11,676,828
Carrying value of net assets of the Disposal Group	(13,717,056)
Noncontrolling interest derecognized	1,953,772
Intercompany balances waived	(796,384)
Transaction costs	(30,000)
Loss on sale of subsidiaries, before income taxes	$ (912,840)